Operations and Reorganization - History of the Group and Basis of Presentation for the Reorganization (Details) - shareholder	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Philippines Co II
Operations and Reorganization
Equity interest (as a percent)	99.99999%	99.99999%
Number of individual shareholders/investors	5	7
Beneficial interest held	0.00001%	0.00001%
Philippines Co III
Operations and Reorganization
Equity interest (as a percent)	99.999%
Number of individual shareholders/investors	5
Beneficial interest held	0.001%
Helloworld Education Online (Thailand) Co., Ltd
Operations and Reorganization
Equity interest (as a percent)	49.00%
Helloworld Education Online (Thailand) Co., Ltd | Helloworld Singapore
Operations and Reorganization
Equity interest (as a percent)	90.60%
Beneficial interest held	49.00%
Helloworld Education Online (Thailand) Co., Ltd | Mr. Suphaphon Thapmichai
Operations and Reorganization
Beneficial interest held	26.00%
Helloworld Education Online (Thailand) Co., Ltd | Mr. Chularak Aramruansakul
Operations and Reorganization
Beneficial interest held	25.00%